DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended
	Aug. 31, 2022	Feb. 03, 2022	Nov. 30, 2021	Aug. 31, 2022
Shares issued price per share	$ 10.00		$ 10.00	$ 10.00
Aggregate market fair value percentage	80.00%		80.00%	80.00%
Percentage of public share			100.00%	100.00%
Deposits	$ 862,500		$ 750,000	$ 862,500
Interest on dissolution expenses			100,000	100,000
Cash	$ 1,507,307		50,000	1,507,307
Working capital deficit			$ 65,000
Proceeds from issuance initial public offering				$ 84,525,000
Term of restricted investments	185 days
Aggregate percentage of public shares	15.00%
Share price	$ 10.00		$ 10.00	$ 10.00
Minimum [Member]
Minimum net tangible assets required to redeem public share	$ 5,000,001		$ 5,000,001	$ 5,000,001
Maximum [Member]
Per share amount to be maintained in the trust account	$ 10.00		$ 10.00	$ 10.00
Common Class A [Member]
Share price	11.50			$ 11.50
IPO [Member]
Stock issued during period shares new issues		8,625,000	7,500,000	7,500,000
Shares issued price per share	10.00			$ 10.00
Description on sale of stock			The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Proposed Public Offering, including proceeds of the Private Placement Units, will be held in a trust account (“Trust Account”)	The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds from the Private Placement Units, will be held in a trust account (“Trust Account”)
Proceeds from issuance initial public offering		$ 86,250,000		$ 75,000,000
Share price	0.10			$ 0.10
IPO [Member] | Underwriters [Member]
Stock issued during period shares new issues		1,125,000
Shares issued price per share		$ 10.00
Proceeds from issuance initial public offering		$ 11,250,000
IPO [Member] | Minimum [Member]
Shares issued price per share	10.00		$ 10.00	10.00
IPO [Member] | Common Class A [Member]
Shares issued price per share			$ 10.00
Over-Allotment Option [Member]
Stock issued during period shares new issues			8,625,000
Deposits			$ 862,500
Share price			$ 10.00
Over-Allotment Option [Member] | Underwriters [Member]
Stock issued during period shares new issues			1,125,000
Number of shares issued, sale of transactions			473,750
Over-Allotment Option [Member] | Common Class A [Member]
Share price			$ 11.50
Private Placement [Member]
Shares issued price per share	10.00		$ 10.00	$ 10.00
Number of shares issued, sale of transactions			440,000	440,000
Private Placement [Member] | Alset Acquisition Sponsor, LLC [Member]
Stock issued during period shares new issues		473,750	473,750
Shares issued price per share		$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 4,737,500
Private Placement [Member] | Common Class A [Member]
Shares issued price per share	$ 10.00			$ 10.00
Number of shares issued, sale of transactions				33,750
Description on sale of stock			Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial business combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment	Each Private Placement Unit is comprised of one Class A common share, one-half of one warrant and one right. Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment